UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1 Brentwood, TN 37027

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 11/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

November 30, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

November 30, 2013

As we end another fiscal year for the Compass EMP Multi-Asset Balanced Fund, Multi-Asset Growth Fund, and Alternative Strategies Fund we are pleased with the results for our shareholders. In 2013, there were significant enhancements to the asset allocations funds.

Compass EMP Multi-Asset Balanced Fund. Through June 30, 2013, the Fund was considered a conservative balanced fund. On that date, the Compass EMP management team reduced the Fund’s exposure to alternative assets down to approximately 25% of the portfolio, and reduced the exposure to the bond market. Now, the Fund is considered a moderate balanced fund; which should allow for better opportunity for growth than the prior four years.

Compass EMP Multi-Asset Growth Fund. As of June 30, 2013, the Fund removed all exposure to alternative assets. Today, the Fund solely invests in all of the equity based CEMP Volatility Weighted Indexing methodologies. Due to these changes, the Compass EMP management team expects the Fund to now have higher correlation to the global equity markets than during the previous four years. Additionally, the Fund maintains approximately 50% exposure in equities which have the ability to go to cash in the event of a market decline.

Compass EMP Alternative Strategies Fund. As of June 30, 2013, the Compass EMP management team has reduced the amount of shorting in the portfolio. The Fund has increased the exposure in equities with the ability to go to cash through the Compass EMP Long/Cash Volatility Weighted Indexes.

Thank you for the trust you have placed in our firm, and allowing us the opportunity to serve you.

Stephen Hammers, CIMA©

Co-Founder, Chief Investment Officer

Compass EMP Funds

Compass Efficient model Portfolios, LLC

0526-NLD-2/5/2015

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW
November 30, 2013 (Unaudited)

The Fund's performance figures* for the period ending November 30, 2013, compared to its benchmarks:

	One Year	Three Years	Since Inception (1)
Multi-Asset Balanced Fund - Class A with sales charge	1.22%	1.54%	6.32%
Multi-Asset Balanced Fund - Class A without sales charge	7.36%	3.56%	7.61%
Multi-Asset Balanced Fund - Class C	6.64%	2.80%	6.83%
Multi-Asset Balanced Fund - Class T with sales charge	3.35%	2.08%	2.69%
Multi-Asset Balanced Fund - Class T without sales charge	7.14%	3.31%	3.62%
S&P 500 Total Return Index (2)	30.30%	17.73%	17.68%
Barclays Hedge Fund Index (2)	11.28%	4.84%	9.12%
Barclays Hedge Fund of Funds Index (2)	8.20%	2.36%	4.03%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 19, 2013 is 1.36% for the Class A, 1.61% for the Class T and 2.11% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	58.6%
Asset Allocation Funds	30.1%
Commodity Funds	7.1%
Money Market Fund	4.5%
Liabilities In Excess of Other Assets	(0.3)%
Total	100.0%

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW
November 30, 2013 (Unaudited)

The Fund's performance figures* for the period ending November 30, 2013, compared to its benchmarks:

		One Year	Three Years	Since Inception (1)
Multi-Asset Growth Fund - Class A with sales charge		12.93%	3.23%	7.36%
Multi-Asset Growth Fund - Class A without sales charge		19.81%	5.28%	8.66%
Multi-Asset Growth Fund - Class C		18.86%	4.47%	7.80%
Multi-Asset Growth Fund - Class T with sales charge		15.28%	3.80%	3.57%
Multi-Asset Growth Fund - Class T without sales charge		19.46%	5.03%	4.51%
S&P 500 Total Return Index (2)		30.30%	17.73%	17.68%
Barclays Hedge Fund Index (2)		11.28%	4.84%	9.12%
Barclays Hedge Fund of Funds Index (2)		8.20%	2.36%	4.03%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 19, 2013 is 1.69% for the Class A, 1.94% for the Class T and 2.44% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	96.9%
Money Market Fund	3.4%
Liabilities In Excess of Other Assets	(0.3)%
Total	100.0%

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW
November 30, 2013 (Unaudited)

The Fund's performance figures* for the period ending November 30, 2013, compared to its benchmarks:

		One Year	Three Years	Since Inception (1)
Alternative Strategies Fund - Class A with sales charge		(2.04)%	(2.56)%	(1.06)%
Alternative Strategies Fund - Class A without sales charge		3.92%	(0.63)%	0.44%
Alternative Strategies Fund - Class C		3.26%	(1.36)%	(0.32)%
Alternative Strategies Fund - Class T with sales charge		0.10%	(2.06)%	(0.72)%
Alternative Strategies Fund - Class T without sales charge		3.74%	(0.88)%	0.18%
S&P 500 Total Return Index (2)		30.30%	17.73%	15.22%
Barclays Hedge Fund Index (2)		11.28%	4.84%	5.68%
Barclays Hedge Fund of Funds Index (2)		8.20%	2.36%	2.51%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 19, 2013 is 1.69% for the Class A, 1.94% for the Class T and 2.44% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A, C, T and the indexes is December 30, 2009.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	43.0%
Equity Funds	25.3%
Asset Allocation Fund	13.1%
Bonds & Notes	7.5%
Commercial Paper	4.7%
Certificates of Deposit	2.6%
Other Assets Less Liabilities	3.0%
Fixed Income Fund	0.8%
Total	100.0%

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS
November 30, 2013

Shares		Value
	MUTUAL FUNDS - 95.8%
	ASSET ALLOCATION FUNDS - 30.1%
2,392,553	Compass EMP Enhanced Fixed Income Fund - Cl. I +	$ 23,518,794
798,788	Compass EMP Long/Short Fixed Income Fund - Cl. I * +	7,828,127
		31,346,921
	COMMODITY FUNDS - 7.1%
401,788	Compass EMP Commodity Long/Short Strategies Fund - Cl. I * +	3,736,631
403,974	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I * +	3,639,810
		7,376,441
	EQUITY FUNDS - 58.6%
274,749	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	2,780,459
951,804	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,259,847
682,348	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,433,817
623,027	Compass EMP Long/Short Strategies Fund - Cl. I * +	6,772,303
254,461	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	2,730,365
1,123,030	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	14,779,072
800,040	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	10,560,522
253,128	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,700,731
		61,017,116

	TOTAL MUTUAL FUNDS (Cost - $96,575,090)	99,740,478

	SHORT TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
4,695,552	AIM STIT - Liquid Assets Portfolio, 0.07% **	4,695,552
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,695,552)

	TOTAL INVESTMENTS - 100.3% (Cost - $101,270,642) (a)	$ 104,436,030
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(318,553)
	NET ASSETS - 100.0%	$ 104,117,477

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $101,272,566 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,575,277
	Unrealized depreciation	(411,813)
	Net unrealized appreciation	$ 3,163,464

+ Affiliated company.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on November 30, 2013.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2013

Shares		Value
	MUTUAL FUNDS - 96.9%
	EQUITY FUND - 96.9%
295,609	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	$ 2,991,563
998,324	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,810,179
718,070	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,875,346
1,173,095	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	15,437,934
844,971	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	11,153,614
278,455	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	4,071,008
	TOTAL MUTUAL FUNDS (Cost - $50,557,004)	54,339,644

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
1,918,262	AIM STIT - Liquid Assets Portfolio, 0.07% *	1,918,262
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,918,262)

	TOTAL INVESTMENTS - 100.3% (Cost - $52,475,266) (a)	$ 56,257,906
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(177,674)
	NET ASSETS - 100.0%	$ 56,080,232

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,476,292 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,781,614
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,781,614

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on November 30, 2013.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2013

Shares		Value
	MUTUAL FUNDS - 39.2%
	ASSET ALLOCATION FUND - 13.1%
1,324,363	Compass EMP Long/Short Fixed Income Fund - Cl. I * +	$ 12,978,762

	EQUITY FUNDS - 25.3%
652,503	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	7,719,112
670,612	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	7,195,663
767,121	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	10,095,313
		25,010,088
	FIXED INCOME FUND - 0.8%
79,106	Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I +	791,063

	TOTAL MUTUAL FUNDS (Cost - $37,876,129)	38,779,913

Principal	BONDS & NOTES - 7.5%
	BANKS - 3.4%
$ 75,000	ABN AMRO Bank NV, 3.00%, 1/31/14	75,290
250,000	Bank of America Corp., 1.50%, 10/9/15	252,518
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,235
150,000	Capital One Financial Corp., 1.00%, 11/6/15	150,033
400,000	Citigroup, Inc., 5.00%, 9/15/14	412,600
50,000	Citigroup, Inc., 6.375%, 8/12/14	51,992
240,000	First Horizon National Corp., 5.375%, 12/15/15	259,090
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	52,300
250,000	ING Bank NV, 2.00%, 9/25/15	253,980
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17	227,963
50,000	Morgan Stanley, 4.00%, 7/24/15	52,391
55,000	Morgan Stanley, 6.00%, 4/28/15	58,766
500,000	Morgan Stanley, 4.20%, 11/20/14	516,954
500,000	Morgan Stanley, 2.875%, 1/24/14	501,721
100,000	Santander US Debt SAU, 3.724%, 1/20/15	101,401
350,000	Zions Bancorporation, 2.75%, 5/16/16	350,577
		3,342,811
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
50,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	57,852
50,000	Ford Motor Credit Co. LLC, 3.875%, 1/15/15	51,679
200,000	General Electric Capital Corp., 3.75%, 10/20/16 ^	223,896
60,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14	62,960
50,000	Jefferies Group LLC, 5.875%, 6/8/14	51,250
50,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	51,473
		499,110
	GAS - 0.2%
200,000	Atmos Energy Corp., 4.95%, 10/15/14	206,905

	HOME FURNISHINGS - 0.2%
150,000	Whirlpool Corp., 6.50%, 6/15/16	168,067

	INSURANCE - 1.0%
150,000	Aspen Insurance Holdings Ltd, 6.00%, 8/15/14	155,714
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15	277,851
100,000	CNA Financial Corp., 5.85%, 12/15/14	105,227
450,000	White Mountains RE Group, 6.375%, 3/20/17	494,498
		1,033,290
	MEDIA - 0.3%
250,000	Viacom, Inc., 2.50%, 12/15/16	258,945

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2013

	MINING - 0.1%
$ 50,000	Anglo American Capital PLC, 9.375%, 4/8/14	$ 51,471

	OIL & GAS - 0.3%
190,000	Petrobras Global Finance BV, 2.00%, 5/20/16	190,416
140,000	Transocean, Inc., 5.05%, 12/15/16	154,485
		344,901
	PHARMACEUTICALS - 0.2%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17	225,989

	RETAIL - 0.3%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	296,907

	SAVINGS & LOANS - 0.4%
400,000	Amsouth Bank, 5.20%, 4/1/15	419,761

	TELECOMMUNICATIONS - 0.3%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15	153,243
15,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	15,370
140,000	Motorola Solutions, Inc., 6.00%, 11/15/17	160,078
		328,691
	TRUCKING & LEASING - 0.3%
250,000	Penske Truck Leasing Co. LP, 2.50%, 7/11/14	252,397

	TOTAL BONDS & NOTES (Cost - $7,450,854)	7,429,244

	SHORT-TERM INVESTMENTS - 50.3%
	CERTIFICATES OF DEPOSIT - 2.6%
400,000	Bank of New York, 1.15%, 4/4/14	400,000
840,000	Corpabanca NY, 1.95%, 1/2/14	840,000
800,000	Itau Unibanco, 1.26%, 9/12/14	800,000
500,000	Natixis/NY, 0.72%, 4/23/14	500,000
		2,540,000
	COMMERCIAL PAPER - 4.7%
2,100,000	Arafin, 1/2/14	2,099,018
300,000	Axafin, 9/5/14	298,256
250,000	BENSTA, 4/4/14	249,438
250,000	BENSTA, 7/14/14	249,184
250,000	Entergy, 2/18/14	249,528
500,000	Santander, 9/8/14	494,713
500,000	Talisman Energy, Inc., 1/27/14	499,396
500,000	URENFI, 12/9/13	499,937
		4,639,470
	MONEY MARKET FUND - 43.0%
42,567,577	AIM STIT - Liquid Assets Portfolio, 0.07% **	42,567,577

	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,747,047)	49,747,047

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2013

	TOTAL INVESTMENTS - 97.0% (Cost - $95,074,030) (a)		$ 95,956,204
	OTHER ASSETS LESS LIABILITIES - 3.0%		2,989,459
	NET ASSETS - 100.0%		$ 98,945,663

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $95,093,753 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,147,163
	Unrealized depreciation		(284,712)
	Net unrealized appreciation		$ 862,451

LLC- Limited liability company
LP- Limited Partnership
PLC - Public limited company
+ Affiliated company.
^ Securities on loan. The market value of the loaned security and the market value of the collateral is $54,036 and $55,200 respectively.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on November 30, 2013.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (1.1) %
	Equity Futures - (0.9) %
3	DAX Index, Dec 2013	$ 960,698	$ 80,543
32	DJIA Index Future Mini, Dec 2013	2,570,560	128,960
17	Emerging Market Future, Dec 2013	861,815	(37,845)
7	FTSE 100 Index, Dec 2013	762,464	745
5	Hang Seng Index Future, Dec 2013	771,377	(3,567)
19	MSCI Taiwan Index Future, Dec 2013	563,160	1,710
26	Nasdaq 100 E-Mini, Dec 2013	1,813,500	164,008
7	Nikkei 225, Dec 2013	537,002	47,323
13	Russell Mini Future, Dec 2013	1,484,210	116,675
23	S&P E-Mini Future, Dec 2013	2,074,600	140,070
7	S&P/TSX 60 IX Future, Dec 2013	1,019,528	49,113
7	SPI 200, Dec 2013	851,721	10,549
	TOTAL EQUITY FUTURES	$ 14,270,635	$ 698,284

	Commodity Futures - (0.2) %
79	Cocoa, Mar 2014	$ 2,202,520	$ 114,930
15	Coffee, Dec 2013	623,531	17,831
9	Copper Future, Mar 2014	721,125	(3,600)
25	Corn Future, Mar 2014	530,625	(18,487)
18	Cotton, Mar 2014	714,150	11,485
8	Crude Oil Future, Jan 2014	741,760	(16,740)
7	Gasoline RBOB, Jan 2014	782,863	27,443
5	Gold, Feb 2014	625,200	(16,420)
8	Heating Oil Futures, Jan 2014	1,018,349	49,930
76	Lean Hogs, Feb 2014	2,753,480	5,936
104	Live Cattle, Feb 2014	5,584,800	57,496
32	LME Aluminum, Dec 2013	1,374,200	(133,769)
21	LME Aluminum, Mar 2014	926,494	(26,381)
116	LME Zinc Future, Dec 2013	5,408,500	(208,827)
22	LME Zinc Future, Mar 2014	1,041,013	(1,788)
15	Natural Gas Future, Jan 2014	593,100	52,490
4	Silver, Mar 2014	400,660	(19,575)
37	Soybean Future, Jan 2014	2,472,525	75,863
41	Soybean Meal, Jan 2014	1,790,060	86,350
44	Soybean Oil Future, Jan 2014	1,068,144	(12,780)
24	Wheat Future, Mar 2014	802,500	12,200
58	World Sugar #11, Mar 2014	1,114,064	(33,354)
	TOTAL COMMODITY FUTURES CONTRACTS	$ 33,289,663	$ 20,233

	TOTAL LONG FUTURES CONTRACTS	$ 47,560,298	$ 718,517

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	SHORT FUTURES CONTRACTS - (0.2) %
	Equity Futures - (0.0) %
122	CBOE VIX Future, Dec 2013	$ 1,701,900	$ 28,060

	Commodity Futures - (0.2) %
3	Coffee, Mar 2014	124,706	(5,063)
2	COMEX miNY Gold, Feb 2014	125,050	(640)
5	Copper Future, Mar 2014	400,625	(1,125)
23	Corn Future, Mar 2014	488,175	5,175
18	Cotton, Mar 2014	714,150	(7,380)
5	Gasoline RBOB, Jan 2014	559,188	13,230
6	Heating Oil Futures, Jan 2014	763,762	(6,149)
43	LME Aluminum, Dec 2013	1,846,581	86,519
85	LME Zinc Future, Dec 2013	3,963,125	29,331
1	LME Zinc Future, Mar 2014	47,319	(19)
35	NYMEX E-mini Natural Gas, Jan 2014	345,975	(21,000)
12	NYMEX Lgt Sweet Crude Oil, Jan 2014	556,320	4,830
1	Silver, Mar 2014	100,165	(300)
16	Soybean Oil Future, Jan 2014	388,416	9,600
12	Wheat Future, Dec 2013	393,000	138
30	World Sugar #11, Mar 2014	576,240	18,562
	TOTAL COMMODITY FUTURES CONTRACTS	$ 11,392,797	$ 125,709

	TOTAL SHORT FUTURES CONTRACTS	$ 13,094,697	$ 153,769

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2013

			Compass EMP
	Compass EMP	Compass EMP	Alternative
	Multi-Asset	Multi-Asset	Strategies Fund
	Balanced Fund	Growth Fund	(Consolidated)
Assets:
Affiliated investments, at cost	$ 96,575,090	$ 50,557,004	$ 37,876,129
Unaffiliated investments, at cost	4,695,552	1,918,262	57,197,901
Total investments, at cost	$ 101,270,642	$ 52,475,266	$ 95,074,030
Affiliated investments, at value	$ 99,740,478	$ 54,339,644	$ 38,779,913
Unaffiliated investments, at value	4,695,552	1,918,262	57,176,291
Total investments, at value	$ 104,436,030	$ 56,257,906	$ 95,956,204
Receivables:
Capital shares sold	39,252	11,632	51,083
Interest and dividends	266	89	109,140
Deposit with broker for futures contracts	-	-	2,593,177
Futures variation margin receivable	-	-	872,286
Securities lending	-	-	219
From administrator	224,411	-	-
Prepaid expenses	50,231	42,927	63,507
Total Assets	104,750,190	56,312,554	99,645,616

Liabilities:
Payables:
Investment advisory fees payable	-	14,157	152,283
Capital shares redeemed	230,109	170,057	182,833
Distribution fees	133,757	17,200	324,930
Fees payable to other affiliates	11,401	6,700	9,454
Other liabilities and accrued expenses	257,446	24,208	30,453
Total Liabilities	632,713	232,322	699,953

Net Assets	$ 104,117,477	$ 56,080,232	$ 98,945,663

Net Assets:
Paid in capital	$ 95,643,003	$ 44,824,357	$ 80,329,831
Accumulated net investment income (loss)	-	15,147	(703,129)
Accumulated net realized gain (loss) on investments	5,309,086	7,458,088	(6,484,281)
Net unrealized appreciation on investments, futures and
foreign currency	3,165,388	3,782,640	1,440,201
Net assets - controlling interest	104,117,477	56,080,232	74,582,622
Non-controlling interest	-	-	24,363,041
Net Assets	$ 104,117,477	$ 56,080,232	$ 98,945,663

Net Asset Value Per Share (a)
Class A
Net Assets	$ 77,159,856	$ 46,693,240	$ 59,078,919
Shares of beneficial interest outstanding ($0 par value,
unlimited shares authorized)	6,074,125	3,343,345	5,864,212
Net asset value and redemption price per share	$ 12.70	$ 13.97	$ 10.07
Maximum offering price per share (b)	$ 13.47	$ 14.82	$ 10.68

Class C
Net Assets	$ 16,455,466	$ 5,786,691	$ 12,918,443
Shares of beneficial interest outstanding ($0 par value,
unlimited shares authorized)	1,316,569	427,161	1,316,048
Net asset value, redemption price and offering price per share	$ 12.50	$ 13.55	$ 9.82

Class T
Net Assets	$ 10,502,155	$ 3,600,301	$ 2,585,260
Shares of beneficial interest outstanding ($0 par value,
unlimited shares authorized)	828,820	260,675	258,956
Net asset value and redemption price per share	$ 12.67	$ 13.81	$ 9.98
Maximum Offering price per share (b)	$ 13.13	$ 14.31	$ 10.34

(a)	For the Alternative Strategies Fund, Net Asset Value Per Share applies only to the controlling interest portion.
(b)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2013

	Compass EMP	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
Investment Income:
Unaffiliated dividend income	$ 1,288,625	$ 900,188	$ 858,553
Affiliated dividend income	103,653	95,501	35,438
Interest income	53,491	20,416	394,540
Securities lending income	-	-	220
Total Investment Income	1,445,769	1,016,105	1,288,751

Operating Expenses:
Management fees	376,607	307,203	991,641
Distribution fees:
Class A Shares	206,015	125,501	226,087
Class C Shares	198,051	63,037	185,223
Class T Shares	60,342	17,960	16,323
Administrators and related party fees	137,766	73,837	176,304
Registration fees	55,733	50,733	70,722
Non 12b-1 shareholder service fees	49,500	13,796	106,915
Professional fees	34,509	23,559	41,703
Printing and postage expense	28,300	17,000	38,580
Custodian fees	22,001	12,501	22,440
Compliance officer fees	8,647	4,147	12,130
Trustees' fees	4,950	5,000	10,195
Insurance expense	3,850	498	3,523
Interest/penalty on deficiency dividend	224,411	-	-
Miscellaneous expenses	9,362	181	13,729
Total Operating Expenses	1,420,044	714,953	1,915,515
Expenses reimbursed by administrator	(224,411)	-	-
Management fees recouped / (waived)	39,037	-	(69,975)
Net Operating Expenses	1,234,670	714,953	1,845,540

Net Investment Income/(Loss)	211,099	301,152	(556,789)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on unaffiliated investments and foreign
currency transactions	6,770,512	8,434,630	5,741,260
Net realized gain on affiliated investments	140,481	374,814	111,354
Net realized gain / (loss) on futures contracts	615,634	(140,905)	(1,638,633)
Net realized loss - other (a)	(67,768)	(63,415)	(232,079)
Net change in unrealized depreciation from unaffiliated
investments and foreign currency translations	(2,667,559)	(1,793,406)	(610,880)
Net change in unrealized appreciation from affiliated
investments	3,165,388	3,782,640	903,784
Net change in unrealized appreciation (depreciation)
from futures contracts	(260,744)	(109,115)	(16,935)
Net Realized and Unrealized Gain on Investments:	7,695,944	10,485,243	4,257,871

Net Increase in Net Assets
Resulting From Operations	$ 7,907,043	$ 10,786,395	$ 3,701,082

Net loss attributable to the non-controlling interest	-	-	456,576

Net Increase in Net Assets Resulting
From Operations - Controlling Interest	$ 7,907,043	$ 10,786,395	$ 4,157,658

(a)	Represents realized loss based on the Funds acceptance of an offer for the outstanding receivable due from MF Global, Inc.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2013	November 30, 2012	November 30, 2013	November 30, 2012	November 30, 2013	November 30, 2012

Operations:
Net investment income (loss)	$ 211,099	$ (154,414)	$ 301,152	$ (208,841)	$ (556,789)	$ (1,809,405)
Net realized gain (loss) on investments, foreign currency	7,458,859	(11,457)	8,605,124	(2,258,601)	3,981,902	(11,502,882)
transactions & future contracts
Net change in unrealized appreciation (depreciation) on
investments, foreign currency translations & futures contracts	237,085	2,368,833	1,880,119	848,266	275,969	(243,024)
Net loss attributable to the non-controlling interest	-	-	-	-	456,576	-

Net increase (decrease) in net assets resulting from operations	7,907,043	2,202,962	10,786,395	(1,619,176)	4,157,658	(13,555,311)

Distributions to Shareholders:
Net Realized Gains:
Class A	(2,672,969)	(419,454)	-	-	-	-
Class C	(735,234)	(117,428)	-	-	-	-
Class T	(410,692)	(74,029)	-	-	-	-
Net Investment Income:
Class A	(1,104,099)	-	-	-	-	-
Class C	(53,046)	-	-	-	-	-
Class T	(68,228)	-	-	-	-	-
Total Dividends and Distributions to Shareholders	(5,044,268)	(610,911)	-	-	-	-

Share Transactions of Beneficial Interest - Controlling Interest
Net proceeds from shares sold
Class A	62,488,448	38,029,289	31,589,743	18,840,397	9,971,959	81,457,343
Class C	1,760,046	13,379,726	830,245	2,812,264	754,433	13,413,426
Class T	1,051,841	4,028,685	974,678	1,227,532	291,516	2,528,267
Reinvestment of dividends and distributions
Class A	3,681,304	394,977	-	-	-	-
Class C	716,908	110,750	-	-	-	-
Class T	471,375	71,948	-	-	-	-
Cost of shares redeemed
Class A	(78,333,920)	(28,254,100)	(42,871,637)	(22,868,856)	(73,271,483)	(138,708,898)
Class C	(11,312,524)	(10,199,753)	(3,634,346)	(2,478,735)	(12,765,923)	(10,954,355)
Class T	(4,955,658)	(4,207,989)	(1,565,679)	(1,106,352)	(1,733,038)	(1,498,016)
Redemption Fees
Class A	-	1,375	-	1,237	-	9,406
Class C	-	1,441	-	84	-	70
Class T	-	480	-	47	-	579
Net increase (decrease) in net assets from share transactions
of beneficial interest - Controlling Interest	(24,432,180)	13,356,829	(14,676,996)	(3,572,382)	(76,752,536)	(53,752,178)

Share Transactions of Beneficial Interest - Non-controlling Interest
Non-Controlling interest on dates of initial consolidation	-	-	-	-	18,857,566	-
Proceeds from shares sold	-	-	-	-	19,649,905	-
Cost of shares redeemed	-	-	-	-	(13,687,854)	-
Net loss attributable to non-controlling interest	-	-	-	-	(456,576)	-
Net increase in net assets from share transactions
of beneficial interest - Non-controlling Interest	-	-	-	-	24,363,041	-

Total Increase (Decrease) in Net Assets	(21,569,405)	14,948,880	(3,890,601)	(5,191,558)	(48,231,837)	(67,307,489)

Net Assets:
Beginning of year	125,686,882	110,738,002	59,970,833	65,162,391	147,177,500	214,484,989
End of year*	$ 104,117,477	$ 125,686,882	$ 56,080,232	$ 59,970,833	$ 98,945,663	$ 147,177,500
* Includes accumulated net
investment income (loss)	$ -	$ -	$ 15,147	$ (274,825)	$ (703,129)	$ (1,931,295)

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the	For the	For the	For the Year	For the	For the
	Year Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	November 30, 2013	November 30, 2012	November 30, 2013	November 30, 2012	November 30, 2013	November 30, 2012

SHARE ACTIVITY
Class A:
Shares Sold	5,004,205	3,097,899	2,356,396	1,579,525	1,010,005	8,029,750
Shares Reinvested	304,336	32,535	-	-	-	-
Shares Redeemed	(6,294,256)	(2,298,905)	(3,212,939)	(1,905,358)	(7,415,927)	(13,986,678)
Net increase / (decrease) in shares of beneficial
interest outstanding	(985,715)	831,529	(856,543)	(325,833)	(6,405,922)	(5,956,928)

Class C:
Shares Sold	146,022	1,105,844	66,379	239,834	78,179	1,334,464
Shares Reinvested	60,133	9,221	-	-	-	-
Shares Redeemed	(937,191)	(842,495)	(295,636)	(213,359)	(1,320,389)	(1,125,043)
Net increase / (decrease) in shares of beneficial
interest outstanding	(731,036)	272,570	(229,257)	26,475	(1,242,210)	209,421

Class T:
Shares Sold	86,150	330,327	77,757	102,949	29,697	250,509
Shares Reinvested	39,076	5,951	-	-	-	-
Shares Redeemed	(403,323)	(344,058)	(122,678)	(94,175)	(177,222)	(149,958)
Net increase / (decrease) in shares of beneficial
interest outstanding	(278,097)	(7,780)	(44,921)	8,774	(147,525)	100,551

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the		For the		For the		For the Five Month		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1) (2)

Net asset value, beginning of period	$ 12.36		$ 12.18		$ 12.64		$ 11.86		$ 10.93		$ 10.00
Activity from investment operations:
Net investment income	0.04	(3)	0.01	(3)	0.12		0.02		0.15		0.08
Net realized and unrealized gain	0.84		0.24		0.07	(4)	0.78		0.93		0.92
Total from investment operations	0.88		0.25		0.19		0.80		1.08		1.00
Less distributions from:
Net investment income	(0.16)		-		(0.10)		(0.02)		(0.15)		(0.08)
Net realized gains	(0.38)		(0.07)		(0.55)		-		-		-
Total distributions	(0.54)		(0.07)		(0.65)		(0.02)		(0.15)		(0.08)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)	0.01

Net asset value, end of period	$ 12.70		$ 12.36		$ 12.18		$ 12.64		$ 11.86		$ 10.93

Total return (6)	7.36%		2.03%		1.40%		6.73%		9.87%		10.10%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 77,160		$ 87,255		$ 75,842		$ 35,516		$ 29,880		$ 15,707
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.08%		1.13%		1.22%		1.32%	(8)	1.37%		2.10%	(8)
After fees waived and expenses absorbed/recouped (7)	0.92%		1.15%		1.15%		1.15%	(8)	1.15%		1.15%	(8)
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed/recouped (7)	0.13%		0.08%		0.61%		0.22%	(8)	1.12%		1.30%	(8)
After fees waived and expenses absorbed/recouped (7)	0.29%		0.06%		0.68%		0.39%	(8)	1.34%		2.25%	(8)
Portfolio turnover rate	111%		58%		235%		16%	(9)	96%		0%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the		For the		For the		For the Five Month		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 12.13		$ 12.05		$ 12.58		$ 11.82		$ 10.92		$ 10.00
Activity from investment operations:
Net investment income (loss)	(0.05)	(3)	(0.09)	(3)	0.04		(0.02)		0.08		0.05
Net realized and unrealized gain	0.83		0.24		0.06	(4)	0.78		0.91		0.91
Total from investment operations	0.78		0.15		0.10		0.76		0.99		0.96
Less distributions from:
Net investment income	(0.03)		-		(0.08)		-		(0.09)		(0.05)
Net realized gains	(0.38)		(0.07)		(0.55)		-		-		-
Total distributions	(0.41)		(0.07)		(0.63)		-		(0.09)		(0.05)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)	0.01

Net asset value, end of period	$ 12.50		$ 12.13		$ 12.05		$ 12.58		$ 11.82		$ 10.92

Total return (6)	6.64%		1.22%		0.65%		6.43%		9.03%		9.78%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 16,455		$ 24,847		$ 21,383		$ 10,691		$ 7,124		$ 1,130
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.83%		1.88%		1.97%		2.07%	(8)	2.13%		2.85%	(8)
After fees waived and expenses absorbed/recouped (7)	1.67%		1.90%		1.90%		1.90%	(8)	1.90%		1.90%	(8)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (7)	(0.62)%		(0.67)%		(0.13)%		(0.53)%	(8)	0.32%		0.63%	(8)
After fees waived and expenses absorbed/recouped (7)	(0.46)%		(0.69)%		(0.06)%		(0.36)%	(8)	0.55%		1.58%	(8)
Portfolio turnover rate	111%		58%		235%		16%	(9)	96%		0%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(7)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T

	For the		For the		For the		For the Five Month		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 12.27		$ 12.12		$ 12.61		$ 11.84		$ 12.23
Activity from investment operations:
Net investment income (loss)	0.01	(3)	(0.02)	(3)	0.08		0.01		0.11
Net realized and unrealized gain (loss)	0.84		0.24		0.07	(4)	0.77		(0.38)
Total from investment operations	0.85		0.22		0.15		0.78		(0.27)
Less distributions from:
Net investment income	(0.07)		-		(0.09)		(0.01)		(0.12)
Net realized gains	(0.38)		(0.07)		(0.55)		-		-
Total distributions	(0.45)		(0.07)		(0.64)		(0.01)		(0.12)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$ 12.67		$ 12.27		$ 12.12		$ 12.61		$ 11.84

Total return (6)	7.14%		1.79%		1.10%		6.60%		(2.21)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 10,502		$ 13,585		$ 13,513		$ 7,939		$ 4,967
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.33%		1.38%		1.47%		1.57%	(8)	1.63%	(8)
After fees waived and expenses absorbed/recouped (7)	1.17%		1.40%		1.40%		1.40%	(8)	1.40%	(8)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (7)	(0.12)%		(0.17)%		0.41%		(0.03)%	(8)	0.67%	(8)
After fees waived and expenses absorbed/recouped (7)	0.04%		(0.19)%		0.48%		0.14%	(8)	0.90%	(8)
Portfolio turnover rate	111%		58%		235%		16%	(9)	96%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the		For the		For the		For the Five Month		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 11.66		$ 11.98		$ 12.80		$ 11.38		$ 10.56		$ 10.00
Activity from investment operations:
Net investment income (loss)	0.08	(3)	(0.03)	(3)	0.10		(0.03)		0.03		0.04
Net realized and unrealized gain (loss)	2.23		(0.29)		(0.04)		1.45		0.83		0.55
Total from investment operations	2.31		(0.32)		0.06		1.42		0.86		0.59
Less distributions from:
Net investment income	-		-		(0.10)		-		(0.04)		(0.04)
Net realized gains	-		-		(0.78)		-		-		-
Total distributions	-		-		(0.88)		-		(0.04)		(0.04)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)	0.01

Net asset value, end of period	$ 13.97		$ 11.66		$ 11.98		$ 12.80		$ 11.38		$ 10.56

Total return (5)	19.81%		2.67%	#	0.08%		12.48%		8.12%		5.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 46,693		$ 48,959		$ 54,198		$ 15,832		$ 14,170		$ 8,446
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.09%		1.51%		1.68%		1.93%	(7)	1.97%		3.54%	(7)
After fees waived and expenses absorbed (6)	1.09%		1.45%		1.45%		1.45%	(7)	1.45%		1.45%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	0.58%		(0.28)%		0.03%		(1.12)%	(7)	(0.32)%		(0.83)%	(7)
After fees waived and expenses absorbed (6)	0.58%		(0.22)%		0.26%		(0.64)%	(7)	0.20%		1.26%	(7)
Portfolio turnover rate	151%		108%		341%		31%	(8)	115%		2%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the		For the		For the		For the Five Month		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 11.40		$ 11.80		$ 12.65		$ 11.28		$ 10.51		$ 10.00
Activity from investment operations:
Net investment income (loss)	(0.02)	(3)	(0.11)	(3)	(0.02)		(0.07)		(0.02)		0.03
Net realized and unrealized gain (loss)	2.17		(0.29)		(0.02)		1.44		0.80		0.51
Total from investment operations	2.15		(0.40)		(0.04)		1.37		0.78		0.54
Less distributions from:
Net investment income	-		-		(0.03)		-		(0.01)		(0.03)
Net realized gains	-		-		(0.78)		-		-		-
Total distributions	-		-		(0.81)		-		(0.01)		(0.03)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 13.55		$ 11.40		$ 11.80		$ 12.65		$ 11.28		$ 10.51

Total return (5)	18.86%		(3.39)%	#	(0.71)%		12.15%		7.38%		5.37%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 5,787		$ 7,480		$ 7,432		$ 4,085		$ 3,363		$ 487
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.84%		2.26%		2.43%		2.68%	(7)	2.72%		4.29%	(7)
After fees waived and expenses absorbed (6)	1.84%		2.20%		2.20%		2.20%	(7)	2.20%		2.20%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	(0.16)%		(1.03)%		(0.57)%		(1.87)%	(7)	(0.96)%		(0.97)%	(7)
After fees waived and expenses absorbed (6)	(0.16)%		(0.97)%		(0.34)%		(1.39)%	(7)	(0.44)%		1.12%	(7)
Portfolio turnover rate	151%		108%		341%		31%	(8)	115%		2%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T

	For the		For the		For the		For the Five Month		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 11.56		$ 11.90		$ 12.76		$ 11.36		$ 12.49
Activity from investment operations:
Net investment income (loss)	0.04	(3)	(0.05)	(3)	0.08		(0.04)		0.07
Net realized and unrealized gain (loss)	2.21		(0.29)		(0.05)		1.44		(1.15)
Total from investment operations	2.25		(0.34)		0.03		1.40		(1.08)
Less distributions from:
Net investment income	-		-		(0.11)		-		(0.05)
Net realized gains	-		-		(0.78)		-		-
Total distributions	-		-		(0.89)		-		(0.05)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 13.81		$ 11.56		$ 11.90		$ 12.76		$ 11.36

Total return (5)	19.46%	#	(2.86)%	#	(0.23)%		12.32%		(8.65)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,600		$ 3,532		$ 3,533		$ 932		$ 382
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.34%		1.76%		1.93%		2.18%	(7)	2.19%	(7)
After fees waived and expenses absorbed (6)	1.34%		1.70%		1.70%		1.70%	(7)	1.70%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	0.31%		(0.53)%		(0.23)%		(1.37)%	(7)	0.13%	(7)
After fees waived and expenses absorbed (6)	0.31%		(0.47)%		0.00%		(0.89)%	(7)	0.62%	(7)
Portfolio turnover rate	151%		108%		341%		31%	(8)	115%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class A

		For the		For the		For the		For the Five Month		For the
		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.69		$ 10.28		$ 10.37		$ 9.46		$ 10.00
Activity from investment operations:
	Net investment income (loss)	(0.04)	(3)	(0.07)	(3)	(0.01)		(0.02)		-	(5)
	Net realized and unrealized gain (loss)	0.38		(0.52)		0.03	(4)	0.93		(0.54)
	Total from investment operations	0.34		(0.59)		0.02		0.91		(0.54)
Less distributions from:
	Net investment income	-		-		-		-		-
	Return of capital	-		-		(0.11)		-		-
Total distributions		-		-		(0.11)		-		-

Paid in capital from redemption fees		-		-	(6)	-	(6)	-	(6)	-	(6)

Less loss attributable to non-controlling interest (3)		0.04		-		-		-		-

Net asset value, end of period		$ 10.07		$ 9.69		$ 10.28		$ 10.37		$ 9.46

Total return (7)		3.92%		(5.74)%		0.17%		9.62%		(5.40)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 59,079		$ 118,926		$ 187,460		$ 4,776		$ 1,266
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		1.68%	(9)	1.37%		1.45%		4.21%	(10)	13.37%	(10)
After fees waived and expenses absorbed/recouped (8)		1.61%	(9)	1.41%		1.45%		1.45%	(10)	1.45%	(10)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.46)%	(9)	(0.67)%		(0.10)%		(3.51)%	(10)	(11.88)%	(10)
After fees waived and expenses absorbed/recouped (8)		(0.39)%	(9)	(0.71)%		(0.10)%		(0.75)%	(10)	0.04%	(10)
Portfolio turnover rate		153%		137%		278%		24%	(11)	81%	(11)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment income resulted in less than $0.01 per share
(6)	Redemption fees resulted in less than $0.01 per share.
(7)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(9)	These ratios include the impact of the non-controlling interest. Excluding the non-controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		1.19%
After fees waived and expenses absorbed/recouped (8)		1.19%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.25)%
After fees waived and expenses absorbed/recouped (8)		(0.25)%
(10)	Annualized.
(11)	Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the		For the		For the		For the Five Month		For the
	Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 9.51		$ 10.17		$ 10.29		$ 9.41		$ 10.00
Activity from investment operations:
Net investment loss	(0.11)	(3)	(0.15)	(3)	(0.04)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	0.38		(0.51)		(0.02)		0.93		(0.58)
Total from investment operations	0.27		(0.66)		(0.06)		0.88		(0.59)
Less distributions from:
Net investment income	-		-		-		-		-
Return of capital	-		-		(0.06)		-		-
Total distributions	-		-		(0.06)		-		-

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)

Less loss attributable to non-controlling interest (3)	0.04		-		-		-		-

Net asset value, end of period	$ 9.82		$ 9.51		$ 10.17		$ 10.29		$ 9.41

Total return (5)	3.26%		(6.49)%		(0.61)%		9.35%		(5.90)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 12,918		$ 24,340		$ 23,893		$ 1,183		$ 733
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	2.43%	(7)	2.12%		2.20%		4.96%	(8)	14.12%	(8)
After fees waived and expenses absorbed/recouped (6)	2.36%	(7)	2.16%		2.20%		2.20%	(8)	2.20%	(8)
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (6)	(1.21)%	(7)	(1.42)%		(1.05)%		(4.26)%	(8)	(12.60)%	(8)
After fees waived and expenses absorbed/recouped (6)	(1.14)%	(7)	(1.46)%		(1.05)%		(1.50)%	(8)	(0.68)%	(8)
Portfolio turnover rate	153%		137%		278%		24%	(9)	81%	(9)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7)	These ratios include the impact of the non-controlling interest. Excluding the non-controlling interest the ratios would have been as follows:
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	1.94%
After fees waived and expenses absorbed/recouped (8)	1.94%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)	(1.00)%
After fees waived and expenses absorbed/recouped (8)	(1.00)%
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class T

		For the		For the		For the		For the Five Month		For the
		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.62		$ 10.24		$ 10.34		$ 9.44		$ 10.00
Activity from investment operations:
	Net investment loss	(0.06)	(3)	(0.04)	(3)	(0.02)		(0.03)		-	(5)
	Net realized and unrealized gain (loss)	0.38		(0.58)		0.02	(4)	0.93		(0.56)
	Total from investment operations	0.32		(0.62)		-		0.90		(0.56)
Less distributions from:
	Net investment income	-		-		-		-		-
	Return of capital	-		-		(0.10)		-		-
Total distributions		-		-		(0.10)		-		-

Paid in capital from redemption fees		-		-	(6)	-	(6)	-	(6)	-	(6)

Less loss attributable to non-controlling interest (3)		0.04		-		-		-		-

Net asset value, end of period		$ 9.98		$ 9.62		$ 10.24		$ 10.34		$ 9.44

Total return (7)		3.74%		(6.06)%		(0.07)%		9.53%		(5.60)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 2,585		$ 3,912		$ 3,132		$ 118		$ 30
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		1.93%	(9)	1.62%		1.70%		4.46%	(10)	13.62%	(10)
After fees waived and expenses absorbed/recouped (8)		1.86%	(9)	1.66%		1.70%		1.70%	(10)	1.70%	(10)
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.71)%	(9)	(0.92)%		(0.55)%		(3.76)%	(10)	(12.15)%	(10)
After fees waived and expenses absorbed/recouped (8)		(0.64)%	(9)	(0.96)%		(0.55)%		(1.00)%	(10)	(0.23)%	(10)
Portfolio turnover rate		153%		137%		278%		24%	(11)	81%	(11)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment loss resulted in less than $0.01 per share.
(6)	Redemption fees resulted in less than $0.01 per share.
(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(9)	These ratios include the impact of the non-controlling interest. Excluding the non-controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		1.37%
After fees waived and expenses absorbed/recouped (8)		1.37%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.50)%
After fees waived and expenses absorbed/recouped (8)		(0.50)%
(10)	Annualized.
(11)	Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2013

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds were previously part of Mutual Fund Series Trust, formerly known as the Catalyst Funds and reorganized into the Trust on March 29, 2013.  On July 19, 2013 the Funds changed their investment objective and the investment objectives of each Fund as of that date are set forth below.  The Funds also changed their investment strategy to primarily invest in the remaining thirteen series in the Trust.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.  Debt securities may be valued at prices supplied by the Funds’ pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets as of November 30, 2013:

Multi-Asset Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 99,740,478	$ -	$ -	99,740,478
Short-Term Investments	4,695,552	-	-	4,695,552
Total	$ 104,436,030	$ -	$ -	$ 104,436,030

Multi-Asset Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 54,339,644	$ -	$ -	54,339,644
Short-Term Investments	1,918,262	-	-	1,918,262
Total	$ 56,257,906	$ -	$ -	$ 56,257,906

Alternative Strategies Fund **

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 38,779,913	$ -	$ -	38,779,913
Bonds & Notes *	-	7,429,244	-	7,429,244
Short-Term Investments	42,567,577	7,179,470	-	49,747,047
Futures Contracts	872,286	-	-	872,286
Total	$ 82,219,776	$ 14,608,714	$ -	$ 96,828,490

*Please refer to the Schedule of Investments for industry classifications.

**Consolidated

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value during the year ended November 30, 2013:

	Balanced Fund Other Financial Assets	Growth Fund Other Financial Assets	Alternative Fund Other Financial Assets

Beginning balance November 30, 2012	$ 2,027,326	$ 1,929,264	$ 7,025,330
Total realized loss	(67,768)	(63,415)	(232,079)
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	(1,492,699)	(1,396,824)	(5,111,931)
Receivables collected	(466,859)	(469,025)	(1,681,320)
Net transfers in/(out) of Level 3	-	-	-
Ending balance November 30, 2013	$ -	$ -	$ -

In each case the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that was liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (“SIPA”).  On July 19, 2013, the Funds accepted an offer of $8,001,454 in exchange for the outstanding receivable.  The total realized loss for each Fund can be found in the Statements of Operations under the line item Net realized loss – other.

b) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Derivatives Disclosure -

Fair Values of Derivative Instruments in the Alternative Fund* as of November 30, 2013:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Futures variation margin receivable	$ 726,344	Futures variation margin payable	$ -

Commodity contracts:	Futures variation margin receivable	145,942	Futures variation margin payable	-

		$ 872,286		$ -

The effect of derivative instruments on the Consolidated Statements of Operations for the year ended November 30, 2013 is as follows:

Balanced Fund *
Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Fixed Income	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 162,307	$ (120,357)

Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	780,331	(110,055)

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(327,004)	(30,332)

Total		$ 615,634	$ (260,744)

Growth Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 172,081	$ (62,112)

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(312,986)	(47,003)

Total		$ (140,905)	$ (109,115)

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Alternative Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Fixed Income	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (582,040)	$ (20,625)

Currency contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	-	-

Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	2,141,712	39,811

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(3,198,305)	(36,121)

Total		$ (1,638,633)	$ (16,935)
*Consolidated

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

c) Consolidation of Subsidiaries – Each Fund may invest up to 25% of its total assets in a wholly-owned Controlled Foreign Corporation (the "CFC"). Each CFC may invest primarily in (long and short) commodity, currency and financial futures, as well as fixed income securities and other investments intended to serve as margin or collateral for the CFC's derivative positions.  When viewed on a consolidated basis, each CFC is subject to the same investment restrictions as the Fund.

During the year ended November 30, 2013, the Balanced Fund and the Growth Fund had liquidated their investments in their wholly owned CFCs.  The consolidated Statements of Operations, Changes in Net Assets and Financial Highlights include the activities of each of the Growth Fund’s and Balanced Fund’s CFCs.  The Alternative Fund also liquidated its investment in its CFC during the year ended November 30, 2013 and acquired and maintained a controlling interest in each of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Long Short Strategies Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund.  The Compass EMP Commodity Long Short Strategies Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund each have investments in wholly owned CFCs and report their financial statements on a consolidated basis with their respective wholly owned CFCs.  The consolidated Statements of Assets and Liabilities of the Alternative Fund includes the assets and liabilities of the Compass EMP Long Short Strategies Fund, the Compass EMP Commodity Long Short Strategies Fund and its wholly owned CFC and the Compass EMP Commodity Strategies Volatility Weighted Fund and its wholly owned CFC.  The consolidated Statements of Operations, Changes in Net Assets and Financial Highlights of the Alternative Fund include the activity of its wholly owned CFC, the activity of the Compass EMP Long Short Strategies Fund for the period July 26, 2013 through November 30, 2013, and the activity of Compass EMP Commodity Long Short Strategies Fund and its wholly owned CFC and Compass EMP Commodity Strategies Volatility Weighted Fund and its wholly owned CFC for the period April 11, 2013 through November 30, 2013.  All inter-company accounts and transactions have been eliminated in consolidation.

d) Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. The Alternative Fund met these requirements and the Fund re-elected RIC status for the year ending November 30, 2011. Therefore, no provision was made for federal income or excise taxes related to the year ended November 30, 2011.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate.  The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011.  In order to qualify for this relief, the Balanced Fund paid to its shareholders a “deficiency dividend” and will need to pay interest and penalties to the Internal Revenue Service.  The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund and will be reimbursed by the Administrator.  As of November 30, 2013 interest and penalties are estimated to be $224,411.

As of and during the year ended November 30, 2013, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations. As of November 30, 2013, the Funds did not incur any interest or penalties except as described above. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (for the five month period ended November 30, 2010 and the years ended

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

November 30, 2011, November 30, 2012 and November 30, 2013) and has concluded that no provision for income tax is required in these financial statements. These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class of shares based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

INVESTMENT TRANSACTIONS

For the year ended November 30, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 109,549,726	$ 106,131,650
Growth Fund	79,861,700	78,896,144
Alternative Fund	81,178,899	91,176,365

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  Prior to July 19, 2013, the Funds paid to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Management Fees for the Alternative Fund are consolidated and include the annualized fee paid to the Manager of 1.25% by the Compass EMP Long Short Strategies Fund for the period July 26, 2013 through November 30, 2013 and 1.25% by the Compass EMP Commodity Long Short Strategies Fund and 1.05% by the Compass EMP Commodity Strategies Volatility Weighted Fund for the period April 11, 2013 through November 30, 2013.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  As of July 19, 2013, the Funds no longer charge a management fee.  For the period November 30, 2012 through July 19, 2013, management fees incurred by the Funds were as follows:

Fund	Management Fees
Balanced Fund	$ 376,607
Growth Fund	307,203
Alternative Fund	991,641

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

As of the date of the annual report, the Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.25% of the Balanced Fund's, the Growth Fund’s and the Alternative Fund’s average daily net assets through July 31, 2014.  Prior to July 19, 2013, the operating expenses were limited to 0.90% for the Balanced Fund; and 1.20% for the Growth Fund and the Alternative Fund.  The waived fees for the Alternative Fund are consolidated and include fees waived by the Manager limiting the operating expenses to 1.35% for the Compass EMP Long Short Strategies Fund for the period July 26, 2013 through November 30, 2013 and 1.35% for the Compass EMP Commodity Long Short Strategies Fund and 1.15% for the Compass EMP Commodity Strategies Volatility Weighted Fund for the period April 11, 2013 through November 30, 2013.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended November 30, 2013, the Manager waived management fees and recouped expenses as follows:

	Management	Expense Reimbursements / Waivers
Fund	Fees Waived	Recouped
Balanced Fund	$ -	$ 39,037
Growth Fund	-	-
Alternative Fund	69,975	-

As of November 30, 2013, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2016	November 30, 2015	November 30, 2014
Balanced Fund	$ -	$ -	$ 52,966
Growth Fund	-	43,253	103,575
Alternative Fund	69,975	-	-

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“Gemini”).  Pursuant to the Services Agreement, Gemini provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Gemini’s services to the Funds, the Funds pay customary fees to Gemini.

Certain officers of the Funds are officers and/or employees of Gemini.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares that allows the Funds to pay distribution and shareholder servicing fees of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees, and this is the maximum currently authorized by the Board of Trustees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  These fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  For the year ended November 30, 2013, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 206,015	$ 198,051	$ 60,342
Growth Fund	125,501	63,037	17,960
Alternative Fund	226,087	185,223	16,323

A maximum sales charge of 5.75% is imposed on Class A shares of the Funds and a maximum sales charge of 3.50% is imposed on Class T shares of the Funds.  For the year ended November 30, 2013, the Distributor received sales charges on sales of the Funds Class A shares and Class T shares.  The Distributor and the Manager have advised the Funds that the amounts are as follows:

Fund	Class A	Class T
Balanced Fund	$ 3,895	$ 3,705
Growth Fund	1,738	1,827
Alternative Fund	1,642	1,306

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

(4)

 SECURITIES LENDING

Under an agreement with U.S. Bank National Association (“U.S. Bank”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by U.S. Bank to the borrowers is remitted to U.S. Bank as lending agent, and the remainder is paid to the Funds. Generally, in the event of a counter-party default, each Fund has the right to use the collateral to offset the losses incurred. There would be a potential loss to a Fund in the event such Fund is delayed or prevented from exercising its right to dispose of the collateral.

As of November 30, 2013 the following Fund loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Securities Lending Prime Portfolio.

Fund

Market Value of Loaned Securities

Market Value of Collateral

Alternative Fund

        $54,036

  $55,200

(5)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the controlling interests from consolidated entities.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Balanced Fund	$ -
Growth Fund	-
Alternative Fund	597,569

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At November 30, 2013, the Alternative Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, reclassifications of Fund distributions and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassification for the following Funds for the year ended November 30, 2013 as follows:

(5)

UNDERLYING FUND RISK

The Funds invest in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2013, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

NFS LLC FEBO

Multi-Asset Growth

59.71%

First Clearing, LLC

Alternative Strategies

27.51%

(7)

INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are managed by Compass, or an affiliate of Compass or which are distributed by an affiliate of the Funds’ distributor.  Companies which are affiliates of the Funds’ at November 30, 2013 are noted in the Funds’ Schedule of Investments.   Transactions during the year with companies which are affiliates are as follows:

Fund	Affiliated Holding	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Year

Balanced Fund	Compass EMP Enhanced Fixed Income Fund - Cl. I	$ -	$ 24,282,211	$ 930,778	$ (117)	$ 167,479	$ 17,848	$ 23,518,794
Balanced Fund	Compass EMP Long/Short Fixed Income Fund - Cl. I	-	9,650,000	1,567,191	(39,009)	(215,673)	-	7,828,127
Balanced Fund	Compass EMP Commodity Long/Short Strategies Fund - Cl. I	-	4,099,289	336,255	(1,063)	(25,341)	-	3,736,631
Balanced Fund	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	-	4,062,446	323,114	(4,440)	(95,082)	-	3,639,810
Balanced Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	-	3,101,039	363,532	5,159	37,793	8,400	2,780,459
Balanced Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	-	11,464,887	981,535	34,087	742,407	16,930	11,259,847
Balanced Fund	Compass EMP International 500 Volatility Weighted Fund - Cl. I	-	8,604,063	760,269	30,498	559,525	16,425	8,433,817
Balanced Fund	Compass EMP Long/Short Strategies Fund - Cl. I	-	7,128,938	443,693	3,844	83,214	-	6,772,303
Balanced Fund	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	-	2,931,376	125,000	(2,217)	(73,794)	505	2,730,365
Balanced Fund	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	-	15,286,585	1,479,560	51,162	920,885	18,042	14,779,072
Balanced Fund	Compass EMP US 500 Volatility Weighted Fund - Cl. I	-	10,922,092	1,074,469	48,866	664,033	21,762	10,560,522
Balanced Fund	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	-	3,637,078	350,000	13,711	399,942	3,741	3,700,731
	TOTAL	$ -	$ 105,170,004	$ 8,735,396	$ 140,481	$ 3,165,388	$ 103,653	$ 99,740,478

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Fund	Affiliated Holding	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Year

Growth Fund	Compass EMP Commodity Long/Short Strategies Fund - Cl. I	$ -	$ 3,000,000	$ 3,003,191	$ 3,191	$ -	$ -	$ -
Growth Fund	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	-	3,187,315	3,012,865	(174,450)	-	-	-
Growth Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	-	3,414,682	472,981	6,748	43,114	9,270	2,991,563
Growth Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	-	12,386,978	1,782,014	171,220	1,033,994	19,004	11,810,179
Growth Fund	Compass EMP International 500 Volatility Weighted Fund - Cl. I	-	9,550,000	1,328,617	65,146	588,818	18,443	8,875,346
Growth Fund	Compass EMP Long/Short Strategies Fund - Cl. I	-	3,323,291	3,228,769	(94,522)	-	-	-
Growth Fund	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	-	16,848,163	2,580,437	208,270	961,938	20,244	15,437,934
Growth Fund	Compass EMP US 500 Volatility Weighted Fund - Cl. I	-	12,036,410	1,727,055	142,933	701,326	24,403	11,153,614
Growth Fund	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	-	3,991,279	420,000	46,278	453,450	4,137	4,071,008
	TOTAL	$ -	$ 67,738,118	$ 17,555,929	$ 374,814	$ 3,782,640	$ 95,501	$ 54,339,644

Fund	Affiliated Holding	Value - Beginning of Year	Purchases	Sales Proceeds	Reallized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Year

Alternative Fund	Compass EMP Long/Short Fixed Income Fund - Cl. I	$ -	$ 16,034,418	$ 3,012,805	$ (3,120)	$ (39,731)	$ -	$ 12,978,762
Alternative Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	-	9,400,000	2,261,985	72,145	508,953	12,688	7,719,112
Alternative Fund	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	-	9,035,093	1,616,431	(28,522)	(194,477)	1,458	7,195,663
Alternative Fund	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	-	12,559,352	3,163,929	70,851	629,039	13,519	10,095,313
Alternative Fund	Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I	782,425	2,396,945	2,388,307	-	-	7,773	791,063
	TOTAL	$ 782,425	$ 49,425,808	$ 12,443,457	$ 111,354	$ 903,784	$ 35,438	$ 38,779,913

The financial statements of the Compass Funds not included in this Annual Report, including the portfolio of investments, can be found at the Compass EMP Funds website www.compassempfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

(8)

INVESTMENTS IN MAJORITY OWNED SUBSIDIARIES

As explained in Note (c), the Alternative Fund, as a result of acquiring a controlling interest in Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Fund and its wholly owned CFC, and Compass EMP Commodity Strategies Volatility Weighted Fund and its wholly owned CFC, has presented its financial statements on a consolidated basis.  The following schedule shows the details of and changes in the components of Non-Controlling Interest during the year ended November 30, 2013.

			Accumulated Net	Net Unrealized
			Realized Gain (Loss)	Appreciation (Depreciation)
		Undistributed	on Investments,	on Investments,
		Investment	Foreign Currency and	Foreign Currency and
	Paid In Capital	Income (Loss)	Futures Contracts	Futures Contracts	Total

Non-Controlling Interest on Dates of Initial Consolidation	$ 18,970,071	$ (45,189)	$ (245,263)	$ 177,947	$ 18,857,566

Change in Non-Controlling Interest from Shares Transactions

Proceeds from shares sold	19,649,905				19,649,905

Cost of shares Redeemed	(13,687,854)				(13,687,854)

Net Change in Non-Controlling Interest from Share Transactons	5,962,051				5,962,051

Net loss attributable to Non-Controlling Interest consisting of:

Net Investment Loss		(88,718)			(88,718)

Net realized gain(loss) on investments, foreign currency
and futures contracts			(590,333)		(590,333)

Net change in unrealized appreciation (depreciation) on
investments, foreign currency and futures contracts				222,475	222,475

Net loss attributable to Non-Controlling Interest	-	(88,718)	(590,333)	222,475	(456,576)

Non-Controlling Interest at November 30, 2013	$ 24,932,122	$ (133,907)	$ (835,596)	$ 400,422	$ 24,363,041

(9)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Alternative Fund currently invests a portion of its assets in the AIM STIT - Liquid Assets Portfolio.  The Alternative Fund may redeem its investment from the AIM STIT - Liquid Assets Portfolio at any time if the Advisor determines that it is in the best interest of the Alternative Fund and its shareholders to do so.

The performance of the Alternative Fund may be directly affected by the performance of the AIM STIT - Liquid Assets Portfolio.  The financial statements of the AIM STIT - Liquid Assets Portfolio, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2013 the percentage of the Alternative Fund’s net assets invested in the AIM STIT - Liquid Assets Portfolio was 43.0%.

(10)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

	Short Term Capital Gain Per Share	Long Term Capital Gain Per Share	Income Per Share	Record Date	Ex-Date	Payable Date

Balanced Fund Class A	$0.5785	$0.2657	$0.0000	12/16/2013	12/17/2013	12/17/2013
Balanced Fund Class C	$0.5785	$0.2657	$0.0000	12/16/2013	12/17/2013	12/17/2013
Balanced Fund Class T	$0.5785	$0.2657	$0.0000	12/16/2013	12/17/2013	12/17/2013

Growth Fund Class A	$1.4228	$0.5254	$0.3531	12/16/2013	12/17/2013	12/17/2013
Growth Fund Class C	$1.4228	$0.5254	$0.2480	12/16/2013	12/17/2013	12/17/2013
Growth Fund Class T	$1.4228	$0.5254	$0.3254	12/16/2013	12/17/2013	12/17/2013

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

(11)  FINANCIAL STATEMENT ADJUSTMENT

The Financial Statements of the Funds filed with the Securities and Exchange Commission on February 27, 2014 incorrectly disclosed a deficiency dividend on the Compass EMP Alternative Strategies Fund.  The deficiency dividend was subsequently corrected and disclosed to the Compass EMP Multi-Assset Balanced Fund.  As a result of this correction there was no net change to the Net Assets of the Compass EMP Alternative Strategies Fund or the Compass EMP Multi-Assset Balanced Fund and no net change to the Statements of Assets and Liabilities and the Consolidated Statements of Operations.  The Financial Highlights of both Funds were adjusted to reflect the changes in expenses and net investment income before fees waived and expenses absorbed/recouped.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund and the Board of Trustees of the Compass EMP Funds Trust

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Multi-Asset Growth Fund, each a series of shares of beneficial interest of the Compass EMP Funds Trust, as of November 30, 2013, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the year then ended, the consolidated financial highlights for each of the three years in the period then ended and the financial highlights for the five month period ended November 30, 2010, the year and period ended June 30, 2010, and the period from December 31, 2008 (commencement of operations) to June 30, 2009.  We have also audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the Compass EMP Alternative Strategies Fund, a series of shares of beneficial interest of the Compass EMP Funds Trust , as of November 30, 2013, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the three years in the period then ended and the financial highlights for the five month period ended November 30, 2010 and the period from December 30, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as of November 30, 2013, the results of their consolidated operations for the year then ended, the changes in their consolidated net assets for each of the two years in the period then ended, and their consolidated financial highlights for each of the three years in the period then ended and their financial highlights for each of the years or periods ended June 30, 2009, June 30, 2010 and November 30, 2010 , as presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 24, 2014

(March 21, 2014 as to the effects of the adjustment disclosed in Note 11)

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Donald T. Benson 1943	Trustee	Since July 2012; Indefinite	Principal, Texas Tenn LLC (Consulting) (May 2008-present); CEO and President, Trisurant (Insurance Third Party Administrator) (May 2005 – June 2008)	16	None
John M. Gering 1950	Trustee	Since July 2012; Indefinite	Organizational Effectiveness Group Director, HCA, Inc. (Health Care Facility Operator) (October 2005-present)	16	None
Ottis E. Mims 1950	Trustee	Since July 2012; Indefinite	Senior Pastor, Judson Baptist Church (January 2006-present)	16	None

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustee and Officers of the Trust

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David J. Moore(1)(2) 1952	Trustee	Since July 2012; Indefinite	Chairman, Compass EMP (Jan. 1996-present).	16	None
Stephen M. Hammers 1968	President	Since July 2012; Indefinite	Managing Partner, Co-Founder and Chief Investment Officer of Compass EMP (March 2003-present).	N/A	N/A
Robert W. Walker(2) 1967	Treasurer	Since July 2012; Indefinite	President, Compass EMP (March 2009-present); Independent Consultant (April 2008-March 2009); Senior Vice President and Partner, KPAC Solutions (Private Investment Company) (Nov. 2006 – April 2008).	N/A	N/A
Richard Gleason 1977	Assistant Treasurer	Since July 2012; Indefinite	AVP - Fund Administration, Gemini Fund Services, LLC (2012 - present); Manager - Fund Administration, Gemini Fund Services, LLC (2008-2012)	N/A	N/A
Pleshetta J. Loftin 1968	Secretary	Since July 2012; Indefinite

Chief Compliance Officer, Compass EMP (December 2011-present); Chief Compliance Officer / Registered Principal, FSC Securities (November 2007 – January 2012); Director of Compliance, BBVA Wealth Solutions, Inc. (March 1999 – December 2011)

				N/A	N/A
James P. Ash 1976	Assistant Secretary	Since July 2012; Indefinite

Senior Vice President, Gemini Fund Services, LLC (2012-present); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A

(1) Mr. Moore is deemed to be an interested Trustee because of his controlling ownership interest in the Trust's investment adviser.

(2) Mr. Moore is Mr. Walker's father-in-law.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-944-4367.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

Approval of Advisory Agreement – Compass EMP Alternative Balanced Fund*, Compass EMP Alternative Growth Fund* and Compass EMP Alternative Strategies Fund. **

In connection with a meeting held on December 17, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Compass EMP Funds Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Compass Efficient Model Portfolios (“CEMP” or the “Adviser”) and the Trust, on behalf of the Compass EMP Alternative Balanced Fund, Compass EMP Alternative Growth Fund and Compass EMP Alternative Strategies Fund (each a “Fund” and collectively  the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Funds’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Funds’ performance compared with key indices.

In its consideration of the approval of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.   The Board considered the history of CEMP and its personnel.  Mr. Hammers noted that there have been no material changes to CEMP since the Board’s organizational meeting on July 12, 2012.  The Board then reviewed materials provided by CEMP related to the proposed Management Agreement between the Trust and CEMP, including CEMP’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each Fund, including the team of individuals that primarily monitor and execute the investment process.  The Board considered CEMP’s management committees and Investment Committee structure and CEMP’s experience with alternative asset classes.   The Board then reviewed the capitalization of CEMP based on financial information provided by CEMP and discussions with officers of CEMP.  The Board noted its positive, past experience with CEMP as a positive factor in its consideration of the Management Agreement.  The Board concluded that CEMP has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by CEMP to each Fund were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by CEMP under the proposed structure of the Trust, the Board, including the Independent Trustees, considered the past performance of the three funds currently managed by CEMP that will be merged into the three Alternative Funds, each as compared to their peer groups, as well as other indicators of CEMP’s track record, including the performance of the other series of the Trust since inception.  With respect to the three funds currently managed by CEMP, the Trustees noted that one of the funds had positive returns for each of the periods shown, 2 of the funds beat at least one of its respective benchmarks over multiple periods, and the third fund, while it had underperformed its benchmarks in the periods shown, was improving its performance and beginning to more closely match the returns of at least one benchmark.  The Board concluded that the overall performance of the mutual funds under the current management of CEMP was satisfactory.  The Board noted that although the reporting period was relatively short, the other series of the Trust have had favorable performance since their inception.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by CEMP, the Board reviewed each Fund’s proposed advisory fee and overall expense structure as compared to peer groups comprised of other mutual funds selected by CEMP with similar investment objectives, strategies and size.  The Board noted that CEMP proposed to charge the following annual advisory fees based on the average net assets of the Funds:

Fund	Annual Advisory Fee
Compass EMP Alternative Balanced Fund	0.50%
Compass EMP Alternative Growth Fund	0.80%
Compass EMP Alternative Strategies Fund	0.80%

The Trustees further noted that CEMP has agreed to enter into an expense limitation agreement with the Trust to limit the expense ratio for the Funds until December 31, 2013 until as follows:

Fund	Cap
Compass EMP Alternative Balanced Fund	0.90%
Compass EMP Alternative Growth Fund	1.20%
Compass EMP Alternative Strategies Fund	1.20%

Mr. Hammers then discussed each peer group that was provided by CEMP on a fund-by-fund basis, explaining to the Board the rationale for the proposed fee for each Fund.  Mr. Hammers explained that peer group funds are selected where a given fund’s management style bears a reasonable relationship to the respective Fund, and funds that are in the same or similar Morningstar category.  It was noted that the proposed advisory fees and expense caps for the Funds are consistent with the fees that are in place for the Trust in Mutual Fund Series Trust.   The Board concluded that based on CEMP’s experience, expertise, and services to be provided to each Fund, as well as the peer group information provided, the fees proposed by CEMP were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to CEMP with respect to each Fund, as well as the Funds in aggregate, based on break even and profitability reports, and financial information provided by CEMP.  With respect to CEMP, the Trustees concluded that, based on the services provided and the projected growth of each Fund, the anticipated profits from CEMP’s relationship with the Funds would not be excessive.

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the anticipated size of each Fund and CEMP’s expectations for growth of each Fund.  After discussion, it was the consensus of the Board that, based on the anticipated size of each Fund for the initial two years that the Management Agreement is in effect, CEMP will likely not achieve any meaningful economies of scale that could be used to benefit shareholders.  The Board agreed to reevaluate this if any Fund experiences growth that materially exceeds the projections.

Conclusion. Having requested and received such information from CEMP as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement is in the best interests of the Funds and each Fund’s future shareholders.  In considering the Management Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each Fund’s circumstances.

*The Compass EMP Alternative Balanced Fund is now known as the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Alternative Growth Fund is now known as the Compass EMP Multi-Asset Growth Fund.

**Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

SUBSEQUENT EVENTS NOTES

In connection with a meeting held on May 7, 2013, the Board, including a majority of the Independent Trustees discussed the approval of the revised investment strategy of the Funds and approved the following revised fees and expenses effective as of close of business Friday, July 19, 2013:

Fund	Annual Advisory Fee
Compass EMP Alternative Balanced Fund	0.00%
Compass EMP Alternative Growth Fund	0.00%
Compass EMP Alternative Strategies Fund	0.00%

Fund	Expense Cap
Compass EMP Alternative Balanced Fund	0.25%
Compass EMP Alternative Growth Fund	0.25%
Compass EMP Alternative Strategies Fund	0.25%

COMPASS EMP FUNDS

EXPENSE EXAMPLES

November 30, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from a Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in a Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period(a)	Ending Account Value 11/30/13	Expenses Paid During Period
Compass Multi-Asset Balanced Fund – Class A	0.65%	$1,000.00	$1,041.80	$ 3.35	$1,021.93	$ 3.31
Compass Multi-Asset Balanced Fund – Class C	1.40%	$1,000.00	$1,038.20	$ 7.19	$1,018.15	$ 7.12
Compass Multi-Asset Balanced Fund – Class T	0.90%	$1,000.00	$1,041.10	$ 4.63	$1,020.67	$ 4.58
Compass Multi-Asset Growth Fund – Class A	0.73%	$1,000.00	$1,100.90	$ 3.87	$1,021.53	$ 3.72
Compass Multi-Asset Growth Fund – Class C	1.48%	$1,000.00	$1,096.30	$ 7.82	$1,017.74	$ 7.53
Compass Multi-Asset Growth Fund – Class T	0.98%	$1,000.00	$1,099.40	$ 5.19	$1,020.27	$ 4.99
Compass Alternative Strategies Fund – Class A	0.82%	$1,000.00	$1,016.10	$ 4.17	$1,021.07	$ 4.18
Compass Alternative Strategies Fund – Class C	1.57%	$1,000.00	$1,013.40	$ 7.97	$1,017.29	$ 7.98
Compass Alternative Strategies Fund – Class T	1.07%	$1,000.00	$1,016.30	$ 5.44	$1,019.81	$ 5.45

(a) Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Rev. July 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■   Social Security number and wire transfer instructions

■   account transactions and transaction history

■   investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open and account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates' everyday business purposes-information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■  Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

■  Compass EMP Funds Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013	2012	2011
Compass EMP Alternative Strategies Compass EMP Multi-Asset Balanced	$30,000 $30,000	$37,500 $37,500	$12,500 $12,500
Compass EMP Multi-Asset Growth	$30,000	$37,500	$12,500

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013	2012	2011
Compass EMP Alternative Strategies Compass EMP Multi-Asset Balanced	$6,000 $6,000	$10,500 $10,500	$3,500 $3,500
Compass EMP Multi-Asset Growth	$6,000	$10,500	$3,500

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Trust

By Stephen M. Hammers	/s/ Stephen M. Hammers
President,
Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Stephen M. Hammers	/s/ Stephen M. Hammers
President
Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Robert W. Walker	/s/ Robert W. Walker
Treasurer
Date: March 25, 2014